Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Other expenses	$ 506	$ 811
Share of income of subsidiaries	1,605,983	1,351,700	537,555
Net income	1,606,489	1,352,511	537,555
Comprehensive income
Net income	1,606,489	1,352,511	537,555
Foreign currency translation adjustments	(302,960)	(227,278)	187,942
Comprehensive income	$ 1,303,529	$ 1,125,233	$ 725,497